Promissory Notes (Details) - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Promissory Notes (Textual)
Common stock shares issued		3,165,625		3,115,625	3,115,625
Common stock shares issued, value		$ 3,165		$ 3,115	$ 3,115
Promissory notes current portion		$ 456,228			1,025,000
Interest rate		8.00%		8.00%
Promissory note payable		$ 714,286			1,025,000
Interest on the promissory notes		$ 40,000		$ 40,000
Minimum [Member]
Promissory Notes (Textual)
EBITDA threshold	$ 1,300,000		$ 1,300,000
April 5, 2019 [Member] | Leonite [Member]
Promissory Notes (Textual)
Common stock shares issued		50,000
Shares issuable upon warrants exercised		200,000
Warrant exercise price		$ 1.25
Fiscal Year 2017 [Member]
Promissory Notes (Textual)
Adjusted EBITDA target for vesting of promissory note		$ 788,958			788,958
Threshold amount promissory note		$ 1,300,000			1,300,000
Description of vesting promissory note		Fiscal Year 2017: If Adjusted EBITDA for the fiscal year ending December 31, 2017, exceeds an Adjusted EBITDA target of $1,300,000 (the "Adjusted EBITDA Target"), then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2017 through the Maturity Date. For the year ended December 31, 2017, Adjusted EBITDA was $788,958, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2017.		Fiscal Year 2017: If Adjusted EBITDA for the fiscal year ending December 31, 2017, exceeds an Adjusted EBITDA target of $1,300,000 (the “Adjusted EBITDA Target”), then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2017 through the Maturity Date. For the year ended December 31, 2017, Adjusted EBITDA was $788,958, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2017.
Fiscal Year 2018 [Member]
Promissory Notes (Textual)
Adjusted EBITDA target for vesting of promissory note		$ 320,000		$ 320,000
Threshold amount promissory note		$ 1,300,000		$ 1,300,000
Description of vesting promissory note		Fiscal Year 2018: If Adjusted EBITDA for the fiscal year ending December 31, 2018, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2018 through the Maturity Date. For the year ended December 31, 2018, Adjusted EBITDA was approximately $320,000, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2018.		Fiscal Year 2018: If Adjusted EBITDA for the fiscal year ending December 31, 2018, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2018 through the Maturity Date. For the year ended December 31, 2018, Adjusted EBITDA was approximately $320,000, below the threshold amount of $1,300,000, therefore no portion of the note vested in fiscal year 2018.
Fiscal Year 2019 [Member]
Promissory Notes (Textual)
Description of vesting promissory note		Fiscal Year 2019: If Adjusted EBITDA for the fiscal year ending December 31, 2019, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2019 through the Maturity Date.		Fiscal Year 2019: If Adjusted EBITDA for the fiscal year ending December 31, 2019, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the vesting promissory note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2019 through the Maturity Date.
Goedeker [Member] | April 5, 2019 [Member] | 9% Subordinated Promissory Note [Member]
Promissory Notes (Textual)
Term loan principal amount		$ 4,100,000
Promissory notes current portion		4,274,209
Promissory notes		4,530,293
Unamortized debt discount		$ 256,084
Interest rate		9.00%
Maturity Date		Apr. 05, 2023
SBCC [Member] | April 5, 2019 [Member]
Promissory Notes (Textual)
Term loan principal amount		$ 1,500,000
Promissory notes current portion		1,049,186
Promissory notes		1,406,250
SBCC [Member] | April 5, 2019 [Member] | Warrant [Member]
Promissory Notes (Textual)
Unamortized debt discount		150,335
SBCC [Member] | April 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Promissory Notes (Textual)
Term loan principal amount		$ 714,286
Common stock shares issued		50,000
Common stock shares issued, value		$ 137,500
Shares issuable upon warrants exercised		200,000
Warrant exercise price		$ 1.25
Original issue discount		$ 64,286
Purchase price of note		650,000
Debt discount		292,673
Amortizaton of financing costs		211,088
Promissory notes current portion		456,228
Promissory notes		714,286
Unamortized debt discount		$ 31,473
Interest rate		12.00%
Financing costs		$ 76,250
Non-dilutable interest		7.50%
SBCC [Member] | May 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Promissory Notes (Textual)
Note maturity rate		115.00%
Conversion price per share		$ 1.00
Debt conversion, description		(1) the number of common shares beneficially owned by Leonite and its affiliates (other than common shares which may be deemed beneficially owned through the ownership of the unconverted portion of the note or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained in the note, and, if applicable, net of any shares that may be deemed to be owned by any person not affiliated with Leonite who has purchased a portion of the note from Leonite) and (2) the number of common shares issuable upon the conversion of the portion of the note with respect to which the determination of this proviso is being made, would result in beneficial ownership by Leonite and its affiliates of more than 4.99% of the outstanding common shares of the Company. Such limitations on conversion may be waived (up to a maximum of 9.99%) by Leonite upon, at its election, not less than 61 days' prior notice to the Company, and the provisions of the conversion limitation shall continue to apply until such 61st day (or such later date, as determined by Leonite, as may be specified in such notice of waiver).
Leonite [Member] | April 5, 2019 [Member] | Secured Convertible Promissory Note [Member]
Promissory Notes (Textual)
Debt conversion, description		The conversion price shall be $1.00 per share (subject to adjustment as further described in the note for common share distributions and splits, certain fundamental transactions, and anti-dilution adjustments), provided that at any time after any event of default under the note, the conversion price shall immediately be equal to the lesser of (i) such conversion price less 40%; and (ii) the lowest weighted average price of the common shares during the 21 consecutive trading day period immediately preceding the trading day that 1847 receives a notice of conversion or (iii) the discount to market based on subsequent financings with other investors.
Neese Acquisition [Member] | Short-Term Promissory Note [Member]
Promissory Notes (Textual)
Description for prepayment of the promissory note and accrued interest		The Company continues to accrue interest at the contract rate; however, given the limitations of the term loan, all accrued interest in excess of $40,000 is included in long-term accrued expenses.
1847 Neese [Member] | Neese Acquisition [Member] | On March 3, 2017 [Member]
Promissory Notes (Textual)
Business acquisition vesting promissory note				$ 1,875,000
1847 Neese [Member] | Neese Acquisition [Member] | 8% Vesting Promissory Note [Member]
Promissory Notes (Textual)
Business acquisition vesting promissory note		$ 1,875,000		$ 1,875,000
Business acquisition fair value					$ 395,634
Interest rate		8.00%		8.00%
Maturity Date		Jun. 30, 2020		Jun. 30, 2020
1847 Neese [Member] | Neese Acquisition [Member] | Short-Term Promissory Note [Member]
Promissory Notes (Textual)
Interest rate		10.00%		10.00%
Promissory note payable		$ 1,025,000		$ 1,025,000
Description for prepayment of the promissory note and accrued interest		, that the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid.		, that the unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid.
Cash balance to prepay outstanding promissory note and accrued interest		$ 250,000		$ 250,000
Prepayment of short term debt in excess of cash balance, amount		200,000		$ 200,000
Interest on the promissory notes		$ 40,000